PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2018	2019
At cost:
Land	—	855,310
Buildings	4,382,469	5,964,048
Data center equipment	4,225,963	5,567,606
Leasehold improvement	4,239,601	6,111,733
Furniture and office equipment	45,057	61,974
Vehicles	4,086	4,115
	12,897,176	18,564,786
Less: Accumulated depreciation	(1,534,368)	(2,580,320)
	11,362,808	15,984,466
Construction in progress	2,632,137	3,200,173
Property and equipment, net	13,994,945	19,184,639

Schedule of depreciation of property and equipment

	Years ended December 31,
	2017	2018	2019

Cost of revenue	345,025	674,560	1,045,446
General and administrative expenses	6,902	7,319	10,448
Research and development expenses	553	572	1,277
	352,480	682,451	1,057,171